Commitment and Contingencies - Schedule of Product Warranty Liability (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31, 2021	$ 19	$ 17	$ 13
Additional provision	3	17	16
Reversal and utilization	(2)	(15)	(12)
Balance at March 31, 2022	$ 20	$ 19	$ 17